UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2968

Name of Registrant: Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments

As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (94.1%)[1]
Australia (2.0%)
BHP Billiton Ltd.	1,284,800	46,639
National Australia Bank Ltd.	1,343,021	30,635
Westpac Banking Corp.	843,565	18,344
Commonwealth Bank of Australia	309,836	14,782
BlueScope Steel Ltd.	4,735,025	10,189
Telstra Corp. Ltd.	2,296,500	6,693
MAp Group	1,200,002	3,220
Bank of Queensland Ltd.	239,516	2,250
		132,752
Austria (0.1%)
OMV AG	120,100	4,016

Belgium (1.7%)
Anheuser-Busch InBev NV	860,615	45,590
Belgacom SA	1,074,590	38,561
Solvay SA Class A	310,726	30,404
		114,555
Brazil (4.1%)
Banco do Brasil SA	3,358,800	58,055
Petroleo Brasileiro SA ADR Type A	1,718,977	54,749
Vale SA Class B Pfd. ADR	1,749,600	42,393
Cielo SA	4,477,100	40,551
^ Cia Energetica de Minas Gerais ADR	1,192,731	18,130
Vale SA Class B ADR	607,400	16,886
^ Gafisa SA ADR	1,017,436	15,404
MRV Engenharia e Participacoes SA	718,300	6,473
Banco Bradesco SA	347,842	6,378
Rossi Residencial SA	644,200	5,882
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	233,200	4,907
		269,808
Canada (3.1%)
^ Rogers Communications Inc. Class B	767,800	26,700
Bank of Nova Scotia	453,654	22,766
Potash Corp. of Saskatchewan Inc.	184,900	19,354
Suncor Energy Inc. (New York Shares)	561,165	18,490
Suncor Energy Inc.	560,072	18,463
Canadian National Railway Co.	290,279	18,279
Nexen Inc.	838,187	17,407
Teck Resources Ltd. Class B	451,728	15,923
^ Penn West Energy Trust	789,247	15,308
Encana Corp.	308,800	9,441
National Bank of Canada	153,100	8,785
* Lundin Mining Corp.	1,732,800	6,742
^ Toronto-Dominion Bank	68,700	4,889
		202,547
China (3.9%)
China Construction Bank Corp.	57,356,000	48,747

China Mobile Ltd.	4,626,000	47,010
Weichai Power Co. Ltd.	3,178,800	26,302
Denway Motors Ltd.	36,222,000	18,511
Bank of China Ltd.	29,996,000	15,880
^ China State Construction International Holdings Ltd.	35,522,400	15,555
China Shenhua Energy Co. Ltd.	3,923,000	15,155
Ping An Insurance Group Co. of China Ltd.	1,593,000	13,197
* GOME Electrical Appliances Holdings Ltd.	36,012,000	12,503
Industrial & Commercial Bank of China	16,089,000	12,321
Yanzhou Coal Mining Co. Ltd.	5,100,000	11,001
China Petroleum & Chemical Corp.	8,100,000	6,537
Shimao Property Holdings Ltd.	3,290,500	6,331
Daphne International Holdings Ltd.	4,866,000	4,514
Dongfeng Motor Group Co. Ltd.	2,528,000	3,540
		257,104
Denmark (1.7%)
Carlsberg A/S Class B	503,566	44,578
Vestas Wind Systems A/S	603,700	29,297
Novo Nordisk A/S Class B	257,500	22,032
* Danske Bank A/S	673,800	15,824
		111,731
Finland (1.0%)
Nokia Oyj	3,942,833	37,129
Sampo Oyj	894,800	21,857
^ Cargotec Oyj Class B	180,700	6,486
		65,472
France (9.2%)
Sanofi-Aventis SA	1,910,704	111,074
BNP Paribas	1,265,133	86,482
Total SA	1,112,672	56,169
AXA SA	1,790,283	32,870
Danone	550,773	30,874
Teleperformance	1,122,584	28,435
Bouygues SA	638,100	26,931
PPR	190,542	25,508
Societe Generale	408,044	23,434
LVMH Moet Hennessy Louis Vuitton SA	177,200	21,593
France Telecom SA	1,021,000	21,355
Vivendi SA	833,870	20,001
Cap Gemini SA	343,000	16,305
EDF SA	356,100	15,131
Lagardere SCA	410,100	15,099
ArcelorMittal	476,448	14,586
Carrefour SA	316,876	14,568
STMicroelectronics NV	1,370,220	11,252
GDF Suez	307,452	10,191
Casino Guichard Perrachon SA	91,800	7,999
Arkema SA	181,900	7,936
* Renault SA	107,900	4,825
* Cie Generale de Geophysique-Veritas	171,100	3,303
Cie de St-Gobain	1,385	59
		605,980
Germany (5.8%)
E.ON AG	2,030,010	60,718
Adidas AG	1,078,350	58,493
SAP AG	1,149,019	52,493

Deutsche Post AG	2,548,990	44,414
Allianz SE	326,700	37,940
Bayer AG	535,736	30,839
Bayerische Motoren Werke AG	552,400	29,733
Siemens AG	223,154	21,829
Deutsche Bank AG	310,000	21,646
Henkel AG & Co. KGaA Prior Pfd.	236,736	11,757
Muenchener Rueckversicherungs AG	64,900	9,006
Celesio AG	147,200	3,440
		382,308
Hong Kong (2.3%)
Esprit Holdings Ltd.	10,003,132	62,865
Swire Pacific Ltd.	3,612,000	43,966
Sun Hung Kai Properties Ltd.	1,294,000	19,039
HSBC Holdings PLC	1,478,269	15,134
New World Development Ltd.	3,704,000	6,633
Yue Yuen Industrial Holdings Ltd.	1,495,500	4,865
Great Eagle Holdings Ltd.	1,121,000	2,920
		155,422
Hungary (0.2%)
^,* OTP Bank PLC	473,700	11,376

India (0.8%)
Bharti Airtel Ltd.	5,458,412	36,220
*,2 Tata Steel Ltd. Warrants Exp. 12/23/14	1,302,800	15,073
		51,293
Indonesia (0.5%)
Telekomunikasi Indonesia Tbk PT ADR	820,000	30,783

Ireland (0.4%)
CRH PLC	1,074,000	22,391
* Smurfit Kappa Group PLC	532,200	5,484
		27,875
Italy (2.6%)
ENI SPA	4,095,672	83,694
Intesa Sanpaolo SPA (Registered)	11,074,388	36,551
UniCredit SPA	10,885,450	30,444
Telecom Italia SPA (Registered)	11,230,800	14,294
Telecom Italia SPA (Bearer)	6,391,400	6,643
		171,626
Japan (15.4%)
Sony Corp.	2,045,300	63,988
Canon Inc.	1,459,500	63,219
Sumitomo Mitsui Financial Group Inc.	1,783,300	54,960
Mitsubishi Corp.	2,539,200	54,802
Tokyo Electric Power Co. Inc.	1,707,700	46,837
Fujitsu Ltd.	6,295,000	44,611
Obayashi Corp.	10,468,000	44,586
Panasonic Corp.	2,817,000	37,223
Dai Nippon Printing Co. Ltd.	2,930,000	35,366
Mizuho Financial Group Inc.	21,224,800	34,406
Hoya Corp.	1,360,900	32,302
Mitsui & Co. Ltd.	2,465,700	31,634
Fujikura Ltd.	6,673,000	31,376
Fanuc Ltd.	262,800	31,023
Yahoo! Japan Corp.	71,400	27,382

Nippon Telegraph & Telephone Corp.	588,800	24,489
Toshiba Corp.	4,035,000	21,108
*	Nissan Motor Co. Ltd.	2,753,200	21,079
Mitsubishi Estate Co. Ltd.	1,475,000	20,771
Japan Tobacco Inc.	6,113	19,674
Shin-Etsu Chemical Co. Ltd.	389,600	19,358
Yamada Denki Co. Ltd.	274,770	18,545
Nintendo Co. Ltd.	65,900	18,397
Nidec Corp.	189,700	17,834
Sharp Corp.	1,560,000	17,079
Mitsui Fudosan Co. Ltd.	1,121,000	16,589
ORIX Corp.	204,600	16,064
Sumitomo Corp.	1,432,000	15,199
Honda Motor Co. Ltd.	448,300	14,184
THK Co. Ltd.	697,600	13,715
Nomura Holdings Inc.	2,247,700	12,640
Sumitomo Trust & Banking Co. Ltd.	2,268,000	12,551
Sumitomo Realty & Development Co. Ltd.	675,000	12,136
Bank of Yokohama Ltd.	2,556,000	11,763
JFE Holdings Inc.	380,100	11,755
Tokyo Gas Co. Ltd.	2,201,000	9,981
*	JX Holdings Inc.	1,641,500	8,892
Daito Trust Construction Co. Ltd.	128,100	6,983
Aeon Co. Ltd.	479,000	5,127
Asahi Glass Co. Ltd.	477,000	4,858
*	Mitsubishi Materials Corp.	1,637,000	4,354
ITOCHU Corp.	543,000	4,226
KDDI Corp.	783	3,817
2	Mizuho Financial Group, Inc. Private Placement	2,124,300	3,294
1,020,177
Mexico (0.5%)
Grupo Televisa SA ADR	885,500	16,825
America Movil SAB de CV ADR	319,917	15,871
32,696
Netherlands (0.2%)
*	Randstad Holding NV	257,300	11,555
Nutreco NV	84,000	5,076
16,631
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	2,894,085	4,194

Norway (0.9%)
Yara International ASA	993,928	37,318
^,* Subsea 7 Inc.	911,051	15,499
*	Petroleum Geo-Services ASA	591,650	5,295
58,112
Poland (0.2%)
KGHM Polska Miedz SA	406,800	14,149

Russia (2.4%)
Gazprom OAO ADR	3,021,100	65,279
Lukoil OAO ADR (U.S. Shares)	507,690	28,983
Lukoil OAO ADR (London Shares)	327,000	18,668
MMC Norilsk Nickel ADR	1,020,695	16,798
Gazprom OAO ADR	721,255	15,585

Mobile Telesystems OJSC ADR	495,547	11,001
		156,314
Singapore (1.4%)
Singapore Telecommunications Ltd.	30,126,900	69,246
DBS Group Holdings Ltd.	1,586,701	16,840
Noble Group Ltd.	5,021,181	6,112
		92,198
South Africa (0.5%)
MTN Group Ltd.	1,282,743	20,552
Bidvest Group Ltd.	856,390	15,543
		36,095
South Korea (3.4%)
Samsung Electronics Co. Ltd.	139,981	96,014
KB Financial Group Inc.	1,026,986	44,555
SK Telecom Co. Ltd. ADR	1,628,300	26,672
Hana Financial Group Inc.	676,600	20,122
Samsung Electronics Co. Ltd. Prior Pfd.	29,300	13,795
Korea Zinc Co. Ltd.	66,400	13,223
Hyundai Steel Co.	150,000	12,979
		227,360
Spain (0.9%)
Banco Santander SA	3,177,829	41,284
Inditex SA	143,151	9,470
Telefonica SA	353,600	8,007
		58,761
Sweden (0.8%)
Assa Abloy AB Class B	966,000	21,355
Sandvik AB	1,295,341	16,740
Telefonaktiebolaget LM Ericsson Class B	977,919	10,791
Electrolux AB Class B	227,900	5,085
		53,971
Switzerland (6.3%)
Novartis AG	1,667,522	81,063
* UBS AG	4,316,516	73,274
Nestle SA	1,168,622	57,761
Credit Suisse Group AG	1,214,533	55,052
Roche Holding AG	340,850	44,319
Actelion Ltd.	796,085	32,205
Zurich Financial Services AG	113,055	26,384
ABB Ltd.	1,078,015	21,761
Lonza Group AG	164,239	12,772
Syngenta AG	55,383	12,232
		416,823
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	19,377,704	37,408
AU Optronics Corp.	28,618,460	27,091
United Microelectronics Corp.	58,335,000	25,878
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,123,915	11,351
Lite-On Technology Corp.	5,468,000	6,976
Powertech Technology Inc.	1,596,000	4,878
		113,582

Thailand (0.1%)
Banpu PCL	479,400	9,295

Turkey (1.0%)
Turkiye Garanti Bankasi AS	8,674,400	44,879
Turkcell Iletisim Hizmet AS	2,451,500	14,287
Turkiye Vakiflar Bankasi Tao	3,105,000	8,397
		67,563
United Kingdom (18.9%)
Vodafone Group PLC	49,479,857	115,372
Royal Dutch Shell PLC Class A	3,530,200	97,337
Barclays PLC	18,770,821	97,219
GlaxoSmithKline PLC	3,992,680	69,711
British American Tobacco PLC	1,784,343	61,390
Standard Chartered PLC	1,985,983	57,378
Xstrata PLC	3,458,330	55,012
Tesco PLC	7,667,035	47,017
Aviva PLC	8,324,348	46,615
AstraZeneca PLC	780,400	39,129
HSBC Holdings PLC	3,536,000	35,958
* Lloyds Banking Group PLC	32,697,000	35,290
WPP PLC	3,158,109	33,583
BAE Systems PLC	6,588,290	32,301
BP PLC	5,034,900	32,199
Royal Bank of Scotland Group PLC	40,465,579	31,680
Eurasian Natural Resources Corp. PLC	2,160,171	30,693
Unilever PLC	1,065,600	30,275
Prudential PLC	3,199,724	27,845
Tullow Oil PLC	1,338,260	25,849
Rio Tinto PLC	478,000	24,739
Rolls-Royce Group PLC	2,556,016	23,262
WM Morrison Supermarkets PLC	5,171,800	21,506
BHP Billiton PLC	682,003	20,893
BG Group PLC	1,295,500	20,776
Imperial Tobacco Group PLC	713,200	20,181
Marks & Spencer Group PLC	3,315,100	17,919
Man Group PLC	5,042,216	17,178
Old Mutual PLC	7,715,924	14,627
ICAP PLC	2,272,000	14,278
Kazakhmys PLC	640,500	12,204
* DSG International PLC	28,596,701	12,029
TUI Travel PLC	2,044,000	6,745
Thomas Cook Group PLC	2,032,400	5,800
Informa PLC	870,900	5,364
* Inchcape PLC	1,108,190	5,192
* Rentokil Initial PLC	2,544,300	4,083
		1,248,629
Total Common Stocks (Cost $6,327,188)		6,221,198

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (6.6%)[1]
Money Market Fund (5.8%)
[3,4] Vanguard Market Liquidity Fund		0.297%		383,287,121	383,287

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
[5,6] Fannie Mae Discount Notes		0.300%	9/15/10	3,000	2,999
5	Federal Home Loan Bank	0.301%	11/19/10	4,500	4,498
5	Freddie Mac Discount Notes	0.321%	9/7/10	4,200	4,199
5	Freddie Mac Discount Notes	0.270%	9/14/10	3,000	2,999
[5,6] Freddie Mac Discount Notes		0.321%	9/20/10	15,000	14,997
5	Freddie Mac Discount Notes	0.300%	11/1/10	8,000	7,996
5	Freddie Mac Discount Notes	0.296%–0.321%	12/15/10	10,500	10,492
7	United States Treasury Bill	0.153%	8/19/10	3,000	3,000
					51,180
Total Temporary Cash Investments (Cost $431,455)					434,467
Total Investments (100.7%) (Cost $6,758,643)					6,655,665
Other Assets and Liabilities-Net (-0.7%)[4,6]					(45,210)
Net Assets (100%)					6,610,455

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,228,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.7% and 4.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $18,367,000, representing 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $78,547,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $17,996,000 and cash of $1,138,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $2,271,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset

International Value Fund

value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Value Fund

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2010	1,930	69,020	2,571
FTSE 100 Index	September 2010	514	42,221	670
Topix Index	September 2010	385	37,629	(84)
S&P ASX 200 Index	September 2010	219	22,120	(209)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
9/22/10	EUR	44,428	USD	57,877	3,273
8/16/10	USD	74,111	EUR	56,879	(2,293)
9/22/10	GBP	26,490	USD	41,476	2,374
9/15/10	JPY	3,255,338	USD	37,580	1,934
9/22/10	AUD	24,809	USD	22,313	1,199

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

International Value Fund

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	584,857	5,633,047	3,294
Temporary Cash Investments	383,287	51,180	—
Futures Contracts—Liabilities[1]	(1,241)	—	—
Forward Currency Contracts—Assets	—	8,780	—
Forward Currency Contracts—Liabilities	—	(2,293)	—
Total	966,903	5,690,714	3,294
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	—
Transfers into Level 3	3,178
Change in Unrealized Appreciation (Depreciation)	116
Balance as of July 31, 2010	3,294

E. At July 31, 2010, the cost of investment securities for tax purposes was $6,760,270,000. Net unrealized depreciation of investment securities for tax purposes was $104,605,000, consisting of unrealized gains of $686,687,000 on securities that had risen in value since their purchase and $791,292,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	10,383,808	241,320
Vanguard Windsor Fund Investor Shares	15,573,507	182,366
Vanguard Windsor II Fund Investor Shares	7,912,769	181,361
Vanguard U.S. Growth Fund Investor Shares	11,581,265	180,784
Vanguard Morgan Growth Fund Investor Shares	11,868,369	180,280
Vanguard Explorer Fund Investor Shares	2,010,791	120,285
Vanguard Capital Value Fund	6,633,458	60,961
Vanguard Mid-Cap Growth Fund	3,913,893	60,626

Total Investment Companies (Cost $1,385,929)		1,207,983
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.297% (Cost $217)	216,734	217

Total Investments (100.0%) (Cost $1,386,146)		1,208,200
Other Assets and Liabilities-Net (0.0%)		(461)
Net Assets (100%)		1,207,739

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $1,386,146,000. Net unrealized depreciation of investment securities for tax purposes was $177,946,000, consisting of unrealized gains of $4,954,000 on securities that had risen in value since their purchase and $182,900,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.